Net Charge On Debt Retirement	12 Months Ended
Dec. 31, 2012
Net Charge On Debt Retirement

10. Net Charge on Debt Retirement

2012

In 2012, we redeemed the outstanding aggregate principal amount of the 8.75% Senior Notes due 2016 issued October 2009 (the 2016 Notes issued October 2009) of $472.1 million and the outstanding aggregate principal amount of the 8.75% Senior Notes due 2016 issued August 2010 (the 2016 Notes issued August 2010) of $152.4 million. We recorded a net charge on debt retirement of $76.1 million in 2012 in connection with the redemption of these notes, which was comprised of total early redemption premiums of $58.0 million and the write-off of unamortized deferred financing costs and original issue discounts of $18.1 million.

2011

In 2011, following the divestment of EDT, we redeemed the outstanding aggregate principal amount of the 8.875% Senior Fixed Rate Notes due 2013 (the 2013 Fixed Rate Notes) of $449.5 million and the outstanding aggregate principal amount of the Senior Floating Rate Notes Due 2013 (the 2013 Floating Rate Notes) of $10.5 million. We also redeemed $152.9 million of the outstanding aggregate principal amount of the 2016 Notes issued October 2009 and $47.6 million of the outstanding aggregate principal amount of the 2016 Notes issued August 2010. We recorded a net charge on debt retirement of $47.0 million in 2011 in connection with the redemption of these notes, which was comprised of total early redemption premiums of $33.4 million, the write-off of unamortized deferred financing costs and original issue discounts of $10.2 million and transaction costs of $3.4 million.

2010

During 2010, we redeemed the $300.0 million in aggregate principal amount of the Senior Floating Rate Notes due 2011 (2011 Floating Rate Notes). We also redeemed $15.5 million of the outstanding aggregate principal amount of the 2013 Fixed Rate Notes and $139.5 million of the outstanding aggregate principal amount of the 2013 Floating Rate Notes. We recorded a net charge on debt retirement of $3.0 million in 2010 in connection with the redemption of these notes, relating to the write-off of unamortized deferred financing costs associated with these notes.

For additional information related to our debt and debt redemptions, please refer to Note 24 to the consolidated financial statements.